Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Shares	Value
COMMON STOCKS† - 0.3%
Consumer, Non-cyclical - 0.2%
Chef Holdings, Inc.*,†††,1	4,789	$559,738
ATD New Holdings, Inc.*,††	13,571	315,526
Cengage Learning Holdings II, Inc.*,††	11,126	141,856
Targus Group International Equity, Inc.*,†††,1,2	12,989	23,746
Total Consumer, Non-cyclical		1,040,866
Utilities - 0.1%
TexGen Power LLC††	22,219	801,728
Energy - 0.0%
SandRidge Energy, Inc.*,17	39,565	81,504
Titan Energy LLC*,17	9,603	384
Total Energy		81,888
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††,1	56	75,764
Qlik Technologies, Inc. - Class B*,†††,1	13,812	—
Total Technology		75,764
Industrial - 0.0%
BP Holdco LLC*,†††,1,2	55,076	19,447
Vector Phoenix Holdings, LP*,†††,1	55,076	4,609
Total Industrial		24,056
Total Common Stocks
(Cost $3,336,861)		2,024,302
PREFERRED STOCKS†† - 0.4%
Financial - 0.3%
Public Storage 5.40%	41,000	1,038,530
AmTrust Financial Services, Inc. 7.75%	35,100	630,045
AgriBank FCB 6.88%	4,000	432,000
AmTrust Financial Services, Inc. 7.50%	3,410	61,380
AmTrust Financial Services, Inc. 7.63%	2,940	52,920
AmTrust Financial Services, Inc. 7.25%	1,685	30,330
Total Financial		2,245,205
Industrial - 0.1%
Lytx Holdings, LLC*	591	685,811
Total Preferred Stocks
(Cost $2,562,893)		2,931,016
WARRANTS††† - 0.0%
Lytx, Inc.*,1	26	16,307
Total Warrants
(Cost $–)		16,307
CLOSED-END FUNDS† - 4.3%
BlackRock Taxable Municipal Bond Trust	281,604	6,899,298
Nuveen Taxable Municipal Income Fund	281,945	6,118,206
Nuveen AMT-Free Municipal Credit Income Fund	286,268	4,769,225
Invesco Municipal Opportunity Trust	221,815	2,783,778

	Shares	Value
CLOSED-END FUNDS† - 4.3% (continued)
Invesco Trust for Investment Grade Municipals	201,581	$2,610,474
Invesco Municipal Trust	178,403	2,249,662
Invesco Advantage Municipal Income Trust II	156,732	1,756,966
BlackRock Municipal Income Trust	106,147	1,486,058
Nuveen AMT-Free Quality Municipal Income Fund	28,318	415,425
Nuveen Quality Municipal Income Fund	23,396	347,664
BlackRock MuniVest Fund, Inc.	23,028	212,779
Total Closed-End Funds
(Cost $29,715,525)		29,649,535
MONEY MARKET FUND† - 1.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.41%[6]	11,684,333	11,684,333
Total Money Market Fund
(Cost $11,684,333)		11,684,333

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1%
Consumer, Cyclical - 8.9%
EG Finco Ltd.
5.96% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	2,999,751	$2,911,019
8.75% (3 Month EURIBOR + 7.75%, Rate Floor: 8.75%) due 04/20/26	EUR 249,505	269,944
Titan AcquisitionCo New Zealand Ltd.
6.19% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/01/26	2,786,000	2,765,105
1-800 Contacts
4.61% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/22/23	2,576,635	2,553,007
Accuride Corp.
7.19% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	3,368,021	2,547,066

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Consumer, Cyclical - 8.9% (continued)
BCPE Empire Holdings, Inc.
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	1,832,198	$1,813,877
Titan US Finco LLC
due 05/01/26	1,786,000	1,772,605
Midas Intermediate Holdco II LLC
4.70% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	1,769,348	1,736,173
Shields Health Solutions Holdings LLC
6.60% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 08/19/26†††	1,745,625	1,728,169
BGIS (BIFM CA Buyer, Inc.)
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26	1,741,250	1,719,484
PT Intermediate Holdings III LLC
7.44% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25†††	1,700,000	1,691,500
WIRB - Copernicus Group, Inc.
5.87% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	1,700,000	1,687,250
Packers Sanitation Services, Inc.
4.91% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/04/24	1,693,654	1,654,141
K & N Parent, Inc.
6.35% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23	1,932,955	1,617,245
World Triathlon Corp.
5.85% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 08/15/26	1,645,875	1,612,957
Power Solutions (Panther)
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	1,645,875	1,602,671
BBB Industries, LLC
6.10% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,630,365	1,593,682
ERM
5.69% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/10/26	1,592,000	1,593,592
Touchtunes Interactive Network
6.40% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/28/21	1,549,627	1,549,628
CPI Acquisition, Inc.
6.38% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.50%) due 08/17/22	2,021,782	1,533,744
OEConnection LLC
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/25/26	1,548,932	1,529,570

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Consumer, Cyclical - 8.9% (continued)
SHO Holding I Corp.
6.78% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/27/22	1,292,444	$1,176,124
5.48% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/27/21†††,1	334,000	308,115
AVSC Holding Corp.
6.20% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/15/26	1,550,000	1,457,000
IBC Capital Ltd.
5.65% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,430,222	1,419,495

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Consumer, Cyclical - 8.9% (continued)
Comet Bidco Ltd.
6.61% (3 Month USD LIBOR + 5.00% and 3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 09/30/24	1,470,224	$1,402,226
EnTrans International, LLC
7.60% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24†††	1,387,500	1,325,062
Apro LLC
5.65% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/14/26	1,320,000	1,305,150
Alexander Mann
6.60% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	1,300,000	1,215,500
Cast & Crew Payroll LLC
5.36% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/09/26	1,092,500	1,077,478
due 02/09/26	100,000	98,625
WESCO
6.20% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††,1	1,158,678	1,154,553
Blue Nile, Inc.
8.11% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	1,750,000	1,085,000
Galls LLC
8.03% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	861,256	854,438
8.09% (1 Month USD LIBOR + 6.25% and Commercial Prime Lending Rate + 5.25%, Rate Floor: 7.25%) due 01/31/24†††,1	131,842	120,617
8.01% (1 Month USD LIBOR + 6.25% and 3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	95,293	94,539
Playtika Holding Corp.
7.60% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	1,000,000	1,000,000
Prime Security Services Borrower LLC (ADT)
4.91% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/23/26	997,500	968,822
Atkins Nutritionals, Inc.
5.40% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/08/24†††	969,489	967,065
AT Home Holding III
5.28% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,095,622	920,322
Recorded Books, Inc.
due 08/29/25†††	900,000	895,500
Nellson Nutraceutical
6.19% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21†††	816,096	726,325
Checkers Drive-In Restaurants, Inc.
5.87% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	1,000,296	700,207
NES Global Talent
7.28% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23†††	617,401	614,314
Sotheby’s
7.16% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 01/15/27	558,641	559,166

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Consumer, Cyclical - 8.9% (continued)
American Tire Distributors, Inc.
7.93% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	425,232	$417,259
9.14% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	82,657	71,395
Outcomes Group Holdings, Inc.
5.11% (1 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/24/25	496,989	488,291
Aimbridge Acquisition Co., Inc.
5.36% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/02/26†††	498,333	485,875
Mavis Tire Express Services Corp.
4.85% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	441,641	423,423
4.89% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	56,285	53,963
Drive Chassis (DCLI)
10.08% (3 Month USD LIBOR + 8.25%, Rate Floor: 8.25%) due 04/10/26†††	500,000	460,000
Zephyr Bidco Ltd.
8.21% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 360,000	457,011
Belk, Inc.
8.80% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	625,725	427,233
Argo Merchants
5.69% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/06/24	148,527	146,114
SP PF Buyer LLC
6.10% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	149,623	136,606
Petco Animal Supplies, Inc.
5.03% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	98,210	77,726
Total Consumer, Cyclical		62,572,968
Industrial - 7.4%
Alion Science & Technology Corp.
6.10% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/19/21	3,112,269	3,109,935

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Industrial - 7.4% (continued)
Tronair Parent, Inc.
6.46% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/08/23†††	3,111,756	$2,800,580
StandardAero
5.21% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/06/26	2,743,125	2,684,834
American Bath Group LLC
5.85% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/29/23	2,674,233	2,644,148
Capstone Logistics
6.10% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	2,613,814	2,563,184
ILPEA Parent, Inc.
6.36% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/02/23†††	2,498,101	2,523,082
WP CPP Holdings LLC
5.53% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	2,350,250	2,281,693
STS Operating, Inc. (SunSource)
5.85% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24†††	2,048,268	1,986,820

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Industrial - 7.4% (continued)
Tank Holdings Corp.
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/26/26	1,995,000	$1,976,048
Sundyne Us Purchaser, Inc.
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/15/26	1,800,000	1,803,744
Foundation Building Materials Holding Company LLC
4.60% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 08/13/25	1,732,500	1,720,944
NA Rail Hold Co LLC (Patriot)
7.08% (3 Month USD LIBOR + 5.25%, Rate Floor: 5.25%) due 10/19/26†††	1,700,000	1,691,500
API Holdings III Corp.
5.85% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/11/26	1,592,000	1,508,420
AI Convoy Luxembourg S.A.R.L.
5.34% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 01/18/27	1,500,000	1,481,250
Bioplan / Arcade
6.35% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	1,728,377	1,456,158
Transcendia Holdings, Inc.
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,769,100	1,417,049
National Technical
7.91% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/12/21†††,1	1,369,933	1,342,535
Anchor Packaging LLC
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26	1,350,462	1,333,581
Avison Young (Canada), Inc.
6.78% (3 Month USD LIBOR + 5.00% and 2 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 01/31/26	1,287,000	1,261,260
Charter Nex US, Inc.
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 05/16/24	1,194,000	1,179,075
Diversitech Holdings, Inc.
9.44% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	1,000,000	962,500
4.94% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	99,490	96,878
Savage Enterprises LLC
5.66% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/25	1,045,909	1,041,987
SLR Consulting Ltd.
5.64% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††,1	793,980	777,681
5.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25†††,1	207,744	203,479
5.63% (1 Month USD LIBOR + 4.00% and 1 Month GBP LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††,1	GBP 39,120	49,134
Duran, Inc.
6.15% (6 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/20/24†††,1	548,505	526,565
6.12% (6 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/29/24†††,1	500,285	480,273
Bhi Investments LLC
10.67% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††,1	1,000,000	987,500

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Industrial - 7.4% (continued)
Fortis Solutions Group LLC
6.10% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	984,067	$984,067
ProAmpac PG Borrower LLC
10.19% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/18/24†††	1,000,000	972,500
Pelican Products, Inc.
5.16% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	985,000	948,880
Hillman Group, Inc.
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	987,469	943,852
YAK MAT (YAK ACCESS LLC)
11.63% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	1,000,000	890,000
Thermon Group Holdings, Inc.
5.41% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/30/24	648,747	643,882
TricorBraun Holdings, Inc.
5.69% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/30/23	596,925	587,971
Dimora Brands, Inc.
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/24/24†††	486,563	467,101
BWAY Holding Co.
5.08% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	296,563	282,722
Titan Acquisition Ltd. (Husky)
4.60% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	297,979	277,367
Hayward Industries, Inc.
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	156,097	152,584
CPM Holdings, Inc.
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/17/25	99,748	98,595

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Industrial - 7.4% (continued)
KUEHG Corp. (KinderCare)
5.69% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/21/25	99,495	$97,754
Total Industrial		51,239,112
Technology - 7.0%
TIBCO Software, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/26	3,241,875	3,201,352
due 06/30/26	1,750,000	1,728,125
Cologix Holdings, Inc.
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 03/20/24	3,150,000	3,081,739
Planview, Inc.
6.87% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	1,950,000	1,940,569
7.02% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23	696,115	689,154
Emerald TopCo, Inc. (Press Ganey)
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	2,294,250	2,287,551
Datix Bidco Ltd.
6.43% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††,1	2,001,644	1,986,958
9.68% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††,1	300,111	297,644
GlobalFoundries, Inc.
6.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/05/26	2,338,250	2,244,720
LANDesk Group, Inc.
5.93% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	2,210,983	2,187,767

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Technology - 7.0% (continued)
Ministry Brands LLC
5.62% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22†††	2,168,102	$2,157,263
Upland Software, Inc.
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	1,995,000	1,980,037
II-VI Incorporated
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/24/26	1,995,000	1,970,062
Cvent, Inc.
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	1,965,000	1,949,437
EIG Investors Corp.
5.39% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	1,926,474	1,890,353
Brave Parent Holdings, Inc.
5.78% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,871,500	1,836,409
Dun & Bradstreet
5.61% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/06/26	1,750,000	1,753,640
Park Place Technologies LLC
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/29/25	1,068,773	1,058,972
9.60% (1 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 03/30/26	680,723	668,810
Aston FinCo S.A.R.L.
6.13% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	1,700,000	1,685,125
Project Boost Purchaser LLC
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	1,695,750	1,649,117
Misys Ltd.
5.28% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	1,687,691	1,606,125
Navicure, Inc.
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26†††	1,541,667	1,522,396
24-7 Intouch, Inc.
6.35% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25†††	1,481,250	1,414,594
Transact Holdings, Inc.
6.35% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	1,346,625	1,338,209
Informatica LLC
due 02/25/27	1,200,000	1,173,000
Optiv, Inc.
4.85% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	1,251,735	1,071,648
Aspect Software, Inc.
6.67% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24†††	1,014,999	903,349
Greenway Health LLC
5.69% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24†††	982,368	795,718
Apttus Corp.
4.66% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/02/21†††,1	425,000	423,841
Lytx, Inc.
8.40% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	207,633	207,327
EXC Holdings III Corp.
5.44% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	99,746	97,252

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Technology - 7.0% (continued)
Peak 10 Holding Corp.
5.44% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	55,884	$45,778
Total Technology		48,844,041
Consumer, Non-cyclical - 5.7%
Springs Window Fashions
5.85% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	1,781,860	1,750,678
10.10% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000	1,279,125
Civitas Solutions, Inc.
5.61% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/09/26	2,405,877	2,395,363
Endo Luxembourg Finance Co.
5.88% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	2,250,426	2,145,872
CPI Holdco LLC
6.19% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 11/04/26	1,930,000	1,934,825
Immucor, Inc.
6.94% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	1,950,000	1,920,750
PlayPower, Inc.
7.46% (3 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 05/08/26†††	1,840,750	1,840,750

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Consumer, Non-cyclical - 5.7% (continued)
Give and Go Prepared Foods Corp.
6.19% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	1,841,728	$1,840,586
Arctic Glacier Group Holdings, Inc.
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	1,772,602	1,706,130
Snacking Investments US LLC (Arnott’s)
5.61% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 12/18/26	1,700,000	1,695,750
Cambrex Corp.
6.60% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/04/26	1,700,000	1,687,250
MDVIP LLC
5.85% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/14/24	1,701,714	1,686,824
Diamond (BC) B.V.
4.78% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	1,743,658	1,667,373
Confluent Health LLC
6.60% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/24/26†††	1,592,000	1,584,040
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.16% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,624,097	1,559,133
California Cryobank
5.94% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/06/25	1,432,989	1,422,241
Hearthside Group Holdings LLC
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,435,500	1,400,517
EyeCare Partners LLC
5.42% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	1,418,919	1,394,088
BCPE Eagle Buyer LLC
6.01% (2 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	1,460,216	1,328,797
Smart Foodservice (Sage Borrowco LLC)
6.35% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/19/26	1,293,500	1,290,810

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4- 39.1% (continued)
Consumer, Non-cyclical - 5.7% (continued)
Packaging Coordinators Midco, Inc.
5.95% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	826,159	$824,614
4.57% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/01/21†††,1	276,923	267,653
Tecbid US, Inc.
6.19% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/25/24	988,890	980,237
Affordable Care Holding
6.51% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22	970,000	942,112
CTI Foods Holding Co. LLC
8.77% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24†††,1	466,186	466,186
10.77% (3 Month USD LIBOR + 9.00%, Rate Floor: 10.00%) due 05/03/24†††	189,947	178,550
Certara, Inc.
5.44% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	611,441	606,855
Hoffmaster Group, Inc.
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/21/23†††	423,649	413,058
Kar Nut Products Company LLC
6.10% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 03/31/23†††,1	372,081	369,689
Recess Holdings, Inc.
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	298,473	295,489
Sierra Acquisition, Inc.
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24	296,977	294,750
Affordable Care Holdings Corp.
6.51% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22	237,423	230,597

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Consumer, Non-cyclical - 5.7% (continued)
Moran Foods LLC
due 12/05/23[11]	1,191,324	$201,536
Blue Ribbon LLC
5.65% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/15/21	120,000	107,017
Examworks Group, Inc.
4.85% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/27/23	99,233	99,357
Total Consumer, Non-cyclical		39,808,602
Financial - 2.8%
Nexus Buyer LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	1,700,000	1,680,161
Teneo Holdings LLC
6.91% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 07/11/25†††	1,745,625	1,667,072
Aretec Group, Inc.
5.85% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,683,000	1,653,547
NFP Corp.
4.85% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	1,694,864	1,644,018
Situs AMC Holdings Corp.
6.35% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/28/25†††	1,462,919	1,440,975
6.42% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/30/25†††	81,730	80,504
Jefferies Finance LLC
4.88% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 06/03/26	1,542,250	1,515,261

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Financial - 2.8% (continued)
Claros Mortgage Trust, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 08/10/26	1,496,250	$1,481,287
StepStone Group LP
5.76% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/27/25†††	1,473,750	1,466,381
Virtu Financial, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/01/26	1,208,228	1,200,302
Alliant Holdings Intermediate LLC
4.91% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	995,000	979,249
4.60% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/09/25	198,489	194,187
HUB International Ltd.
5.69% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 04/25/25	1,000,000	996,430
4.55% (2 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	99,495	96,573
USI, Inc.
5.94% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 12/02/26	600,000	595,998
4.94% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	248,096	241,894
AmeriLife Holdings LLC
due 02/06/27	750,000	742,500
Jane Street Group LLC
4.61% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/25	496,231	494,683
Citadel Securities LP
due 02/27/26	400,000	396,000
Northstar Financial Services LLC
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/26/25	392,341	384,494
Assetmark Financial Holdings, Inc.
4.94% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/14/25	358,875	357,081
Total Financial		19,308,597
Basic Materials - 2.7%
ICP Industrial, Inc.
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23†††	2,454,165	2,380,541
American Rock Salt Company LLC
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/25	1,901,815	1,873,288

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Basic Materials - 2.7% (continued)
PetroChoice Holdings
6.78% (2 Month USD LIBOR + 5.00% and 3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/19/22	2,019,202	$1,867,762
Pregis TopCo Corp.
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/31/26	1,650,000	1,625,250
Niacet Corp.
6.10% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24†††	1,608,053	1,591,972
Big River Steel LLC
6.94% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/23/23	1,528,117	1,525,259
DCG Acquisition Corp.
6.17% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,502,900	1,499,143
GrafTech Finance, Inc.
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	1,483,194	1,412,743

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Basic Materials - 2.7% (continued)
Ascend Performance Materials Operations LLC
7.19% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 08/27/26	997,500	$993,759
US Salt LLC
6.35% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 01/16/26	992,500	987,537
Niacet B.V.
5.50% (1 Month EURIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24†††	EUR 756,731	827,074
LTI Holdings, Inc.
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	987,500	817,156
Vectra Co.
4.85% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	546,472	538,139
ASP Chromaflo Dutch I B.V.
5.85% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23†††	448,831	442,098
ASP Chromaflo Intermediate Holdings, Inc.
5.85% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23†††	345,169	339,992
Noranda Aluminum Acquisition Corp.
due 02/28/19†††,11	517,932	25,897
Total Basic Materials		18,747,610
Communications - 2.6%
Trader Interactive
8.10% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/17/24†††,1	2,704,300	2,675,515
Conterra Ultra Broadband Holdings, Inc.
6.11% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/30/26	1,990,000	1,983,373
Market Track LLC
6.03% (2 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24†††	2,096,250	1,865,662
Flight Bidco, Inc.
9.10% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,300,000	1,283,750
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	446,608	443,446
Zayo Group Holdings, Inc.
due 02/18/27	1,750,000	1,706,880
ProQuest, LLC
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/23/26	1,650,000	1,641,750
Resource Label Group LLC
6.41% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23†††	1,319,471	1,253,498
Authentic Brands
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	1,250,000	1,225,000
Liberty Cablevision Of Puerto Rico LLC
6.66% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	1,200,000	1,203,996
Internet Brands, Inc.
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	1,044,469	1,016,185
Imagine Print Solutions LLC
6.36% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	1,945,000	776,619
Houghton Mifflin Co.
7.89% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	700,000	695,625

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Communications - 2.6% (continued)
Mcgraw-Hill Global Education Holdings LLC
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	482,022	$452,498
Cengage Learning Acquisitions, Inc.
5.85% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	187,959	173,040
Total Communications		18,396,837
Utilities - 1.5%
Oregon Clean Energy LLC
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/02/26	2,431,646	2,430,138
Panda Power
8.44% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 08/21/20	2,344,624	2,249,385
UGI Energy Services, Inc.
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/13/26	1,641,750	1,629,437
Franklin Energy (KAMC Holdings, Inc.)
5.61% (3 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,645,875	1,625,302
Carroll County Energy LLC
5.44% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/16/26	1,517,551	1,512,497
EIF Channelview Cogeneration LLC
5.86% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 05/03/25	800,197	801,197
Total Utilities		10,247,956
Energy - 0.5%
SeaPort Financing LLC
7.11% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25†††	1,485,000	1,455,300
Summit Midstream Partners, LP
7.60% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	1,117,459	916,316

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 39.1% (continued)
Energy - 0.5% (continued)
Permian Production Partners LLC
due 05/20/24[11]	1,805,000	$649,800
Gavilan Resources LLC
7.60% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 03/01/24	990,000	329,997
Total Energy		3,351,413
Total Senior Floating Rate Interests
(Cost $283,171,079)		272,517,136
ASSET-BACKED SECURITIES†† - 19.4%
Collateralized Loan Obligations - 10.9%
Golub Capital Partners CLO Ltd.
2018-36A, 3.84% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[4,7]	5,000,000	4,665,809
2018-39A, 4.02% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[4,7]	2,500,000	2,456,721
2018-25A, 3.64% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 05/05/30[4,7]	2,500,000	2,429,616
2017-16A, 4.79% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 07/25/29[4,7]	1,500,000	1,462,038
Diamond CLO Ltd.
2018-1A, 5.50% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[4,7]	3,000,000	2,928,378
2018-1A, 4.40% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[4,7]	2,500,000	2,434,479
Mountain Hawk II CLO Ltd.
2018-2A, 4.17% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[4,7]	3,000,000	3,000,737

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
ASSET-BACKED SECURITIES†† - 19.4% (continued)
Collateralized Loan Obligations - 10.9% (continued)
2013-2A, 4.97% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[4,7]	1,750,000	$1,745,300
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.34% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 11/15/29[4,7]	4,000,000	3,875,707
Marathon CRE Ltd.
2018-FL1, 4.66% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[4,7]	3,000,000	3,007,940
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[7]	2,000,000	1,995,697
2015-1A, 7.50% due 11/12/30[8]	1,000,000	989,482
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[8]	3,000,000	2,975,365
Monroe Capital CLO Ltd.
2017-1A, 5.40% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[4,7]	1,750,000	1,708,848
2017-1A, 4.20% (3 Month USD LIBOR + 2.40%, Rate Floor: 0.00%) due 10/22/26[4,7]	1,250,000	1,249,101
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[7,9]	3,555,000	2,378,654
Denali Capital CLO XI Ltd.
2018-1A, 3.97% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[4,7]	2,400,000	2,355,754
Newstar Commercial Loan Funding LLC
2017-1A, 7.01% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 03/20/27[4,7]	2,000,000	2,001,217
2017-1A, 5.41% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[4,7]	250,000	250,125
Hull Street CLO Ltd.
2017-1A, 4.53% (3 Month USD LIBOR + 2.70%, Rate Floor: 0.00%) due 10/18/26[4,7]	2,200,000	2,205,267
Marathon CLO V Ltd.
2013-5A, 3.55% due 11/21/27	2,000,000	1,887,000
2013-5A, due 11/21/27[7,9]	3,566,667	317,858
NewStar Clarendon Fund CLO LLC
2015-1A, 6.14% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[4,7]	1,500,000	1,500,561
2019-1A, 4.84% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[4,7]	550,000	549,462
Avery Point VI CLO Ltd.
2018-6A, 3.74% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/05/27[4,7]	2,000,000	1,966,326

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 19.4% (continued)
Collateralized Loan Obligations - 10.9% (continued)
MP CLO VIII Ltd.
2018-2A, 3.70% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[4,7]	2,000,000	$1,952,160
Exantas Capital Corporation Ltd.
2018-RSO6, 4.16% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/15/35[4,7]	1,800,000	1,800,493
Hunt CRE Ltd.
2017-FL1, 4.96% (1 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 08/15/34[4,7]	1,800,000	1,795,209
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[9]	2,399,940	1,779,900

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
ASSET-BACKED SECURITIES†† - 19.4% (continued)
Collateralized Loan Obligations - 10.9% (continued)
Cent CLO 19 Ltd.
2013-19A, 5.07% (3 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 10/29/25[4,7]	1,750,000	$1,749,641
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[7,9,17]	2,600,000	1,040,208
2018-9A, 3.62% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[4,7]	700,000	690,443
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[7,9]	1,984,708	1,694,671
Treman Park CLO Ltd.
2015-1A, due 10/20/28[7,9]	2,000,000	1,606,467
DRSLF
due 01/15/31[9]	2,998,799	1,591,166
Voya CLO Ltd.
2013-1A, due 10/15/30[7,9]	3,000,000	1,276,500
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[7,9]	2,600,000	1,221,475
Jackson Mill CLO Ltd.
2018-1A, 3.68% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[4,7]	1,000,000	993,828
KVK CLO Ltd.
2013-1A, due 01/14/28[7,9,17]	2,300,000	755,550
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[7,9]	1,153,846	664,367
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[7,9]	1,250,000	662,094
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[7,9]	1,050,000	557,131
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[7,9]	1,500,000	475,599
Babson CLO Ltd.
2014-IA, due 07/20/25[7,9]	3,000,000	436,503
A10 Permanent Asset Financing LLC
2017-II, 6.24% (WAC) due 06/15/51†††,1,4,7	250,000	278,055
West CLO Ltd.
2013-1A, due 11/07/25[7,9]	1,350,000	270,000
Total Collateralized Loan Obligations		75,628,902
Transport-Aircraft - 3.9%
Aaset Trust
2019-2, 4.46% due 10/16/39[7]	3,884,976	3,931,512
2020-1A, 4.34% due 01/16/40[7]	2,000,000	1,999,940
2019-1, 4.95% due 05/15/39[7]	1,803,989	1,840,171
Apollo Aviation Securitization Equity Trust
2018-1A, 5.44% due 01/16/38[7]	2,216,474	2,291,929
2017-1A, 5.93% due 05/16/42[7]	1,790,566	1,869,798
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[7]	3,506,551	3,490,190
AASET US Ltd.
2018-2A, 5.43% due 11/18/38[7]	2,660,682	2,734,355
SAPPHIRE AVIATION FINANCE II Ltd.
2020-1A, 4.34% due 03/15/40[7]	2,000,000	2,036,870
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[7,10]	1,889,491	1,932,101
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[7]	1,559,085	1,559,085
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[7]	1,213,322	1,219,692
Stripes Aircraft Ltd.
2013-1 A1, 5.15% due 03/20/23†††	931,872	922,934
Castlelake Aircraft Securitization Trust
due 12/31/30†††,1,13	3,054,105	805,741
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[8]	455,390	412,814

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
ASSET-BACKED SECURITIES†† - 19.4% (continued)
Transport-Aircraft - 3.9% (continued)
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,8,11	6,677,317	$100,160
Total Transport-Aircraft		27,147,292
Financial - 2.3%
Aesf Vi Verdi LP
2.15% due 11/25/24†††	EUR 9,000,000	9,935,968
Madison Avenue Secured Funding Trust
2019-1, 3.17% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20[4,7]	3,300,000	3,303,376
Nassau LLC
2019-1, 3.98% due 08/15/34[7]	2,029,251	2,042,084
NCBJ
2015-1A, 5.88% due 07/08/22†††,1	804,581	829,026
Total Financial		16,110,454
Whole Business - 0.9%
TSGE
2017-1, 6.25% due 09/25/31†††,1	5,000,000	5,182,588
Wingstop Funding LLC
2018-1, 4.97% due 12/05/48[7]	992,500	1,034,403
Total Whole Business		6,216,991
Net Lease - 0.4%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[7]	2,750,000	2,836,928
Insurance - 0.3%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[7]	1,854,116	1,874,989

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 19.4% (continued)
Insurance - 0.3% (continued)
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[8]	335,419	$356,174
Total Insurance		2,231,163
Infrastructure - 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[7]	1,943,683	1,934,748
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	1,100,000	1,176,951
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2016-4A, 5.50% due 02/15/35[7]	1,000,000	1,006,735
Transport-Container - 0.1%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[7]	633,333	639,662
Transport-Rail - 0.0%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[7]	150,250	177,606
Total Asset-Backed Securities
(Cost $144,100,363)		135,107,432
CORPORATE BONDS†† - 17.0%
Financial - 7.1%
Morgan Stanley Finance LLC
1.50% due 10/23/29†††,5	13,500,000	14,421,172
QBE Insurance Group Ltd.
7.50% due 11/24/43[5,7]	3,000,000	3,430,500
Bank of America Corp.
6.50%[3,5]	2,000,000	2,207,333
6.30%[3,5]	1,000,000	1,128,330
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49[17]	2,800,000	3,296,267
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,950,000	3,266,289
Citizens Financial Group, Inc.
5.50%[3,5]	2,500,000	2,487,500
Macquarie Group Ltd.
5.03% due 01/15/30[5,7]	2,000,000	2,404,365
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[7]	1,913,417	2,301,635
Assurant, Inc.
4.90% due 03/27/28	1,950,000	2,261,213
CNB Financial Corp.
5.75% due 10/15/26[5,8]	2,000,000	2,058,476
Atlas Mara Ltd.
8.00% due 12/31/20[8]	2,200,000	1,947,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
CORPORATE BONDS†† - 17.0% (continued)
Financial - 7.1% (continued)
Hunt Companies, Inc.
6.25% due 02/15/26[7]	1,675,000	$1,640,997
Newmark Group, Inc.
6.13% due 11/15/23	1,450,000	1,593,738
Springleaf Finance Corp.
6.13% due 03/15/24	1,500,000	1,580,760
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[7]	1,500,000	1,545,000
Fort Benning Family Communities LLC
6.09% due 01/15/51[7]	721,603	903,853
Pacific Beacon LLC
5.63% due 07/15/51[7,17]	690,331	801,940
Fort Gordon Housing LLC
6.32% due 05/15/51[7]	200,000	252,691
USI, Inc.
6.88% due 05/01/25[7]	150,000	149,307
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[7]	49,000	50,286
Total Financial		49,728,652
Consumer, Non-cyclical - 2.0%
Nathan’s Famous, Inc.
6.63% due 11/01/25[7]	2,050,000	2,091,000
Kraft Heinz Foods Co.
5.20% due 07/15/45	1,250,000	1,284,958
4.38% due 06/01/46	700,000	651,431
Sotheby’s
7.38% due 10/15/27[7]	1,700,000	1,757,631
Vector Group Ltd.
6.13% due 02/01/25[7]	1,725,000	1,660,347
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[7]	1,650,000	1,644,621
Avanos Medical, Inc.
6.25% due 10/15/22	1,360,000	1,366,800
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[7]	800,000	720,000
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	600,000	604,500
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[7]	550,000	577,500

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.0% (continued)
Consumer, Non-cyclical - 2.0% (continued)
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[7]	600,000	$576,376
Harsco Corp.
5.75% due 07/31/27[7]	500,000	492,500
Beverages & More, Inc.
11.50% due 06/15/22[8]	650,000	417,625
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00% due 07/15/23[7]	140,000	109,914
Carriage Services, Inc.
6.63% due 06/01/26[7]	100,000	103,039
Total Consumer, Non-cyclical		14,058,242
Energy - 1.9%
Hess Corp.
5.60% due 02/15/41	1,550,000	1,672,548
6.00% due 01/15/40	1,000,000	1,116,772
7.13% due 03/15/33	500,000	634,347
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,625,000	1,680,746
CVR Energy, Inc.
5.25% due 02/15/25[7]	1,750,000	1,631,875
Husky Energy, Inc.
4.00% due 04/15/24	900,000	961,631
3.95% due 04/15/22	600,000	619,844
Indigo Natural Resources LLC
6.88% due 02/15/26[7]	1,385,000	1,180,712
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	1,000,000	1,070,430
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[7]	895,000	886,050
Buckeye Partners, LP
4.35% due 10/15/24	750,000	750,000
Basic Energy Services, Inc.
10.75% due 10/15/23[8]	500,000	320,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
CORPORATE BONDS†† - 17.0% (continued)
Energy - 1.9% (continued)
Antero Resources Corp.
5.13% due 12/01/22	293,000	$181,660
5.63% due 06/01/23	250,000	135,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.50% due 08/15/22	200,000	171,250
Unit Corp.
6.63% due 05/15/21	343,000	133,770
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[8]	123,288	125,590
Schahin II Finance Co. SPV Ltd.
due 09/25/22[7,11]	1,216,133	91,210
Total Energy		13,363,435
Consumer, Cyclical - 1.9%
HP Communities LLC
6.16% due 09/15/53[7,17]	1,000,000	1,373,828
6.82% due 09/15/53[7,17]	956,522	1,227,257
Exide Technologies
11.00% due 10/31/24†††,8,17	2,695,392	1,728,453
Williams Scotsman International, Inc.
6.88% due 08/15/23[7]	1,650,000	1,699,500
Sabre GLBL, Inc.
5.38% due 04/15/23[7]	1,000,000	1,000,000
5.25% due 11/15/23[7]	625,000	623,562
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[7]	1,575,000	1,590,782
JB Poindexter & Company, Inc.
7.13% due 04/15/26[7]	1,100,000	1,161,111
Exide International Holdings, LP
10.75% due 10/31/21†††,[8]	744,491	710,989
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.75% due 03/01/25	575,000	581,469
Party City Holdings, Inc.
6.63% due 08/01/26[7]	875,000	507,500
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[7]	395,000	422,650
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[7]	400,000	407,000
Brookfield Residential Properties Incorporated / Brookfield Residential US Corp.
4.88% due 02/15/30[7]	325,000	321,717
Total Consumer, Cyclical		13,355,818
Industrial - 1.8%
Encore Capital Group, Inc.
5.63% due 08/11/24†††	3,600,000	3,649,520
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	1,776,000	1,857,873
Intertape Polymer Group, Inc.
7.00% due 10/15/26[7]	1,450,000	1,527,938
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[8]	1,424,236	1,440,871
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[7]	1,280,000	1,263,616
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.33% (3 Month USD LIBOR + 3.50%) due 07/15/21[4,7]	1,225,000	1,221,019
Cleaver-Brooks, Inc.
7.88% due 03/01/23[7]	950,000	935,750
Standard Industries, Inc.
5.38% due 11/15/24[7]	400,000	405,040

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
CORPORATE BONDS†† - 17.0% (continued)
Industrial - 1.8% (continued)
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	281,713	$279,666
Total Industrial		12,581,293
Basic Materials - 1.0%
BHP Billiton Finance USA Ltd.
6.75% (USD 5 Year Swap Rate + 5.09%) due 10/19/75[5,7]	2,450,000	2,848,125
Yamana Gold, Inc.
4.95% due 07/15/24	2,560,000	2,700,610
Neon Holdings, Inc.
10.13% due 04/01/26[7]	1,167,000	1,190,340
Mirabela Nickel Ltd.
due 06/24/19[8,11]	1,388,176	69,409
Total Basic Materials		6,808,484
Communications - 0.9%
Cengage Learning, Inc.
9.50% due 06/15/24[7]	1,416,000	1,232,812
Altice France S.A.
7.38% due 05/01/26[7]	1,060,000	1,111,622
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7]	1,126,000	957,100
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[7]	700,000	717,500
Sprint Corp.
7.25% due 02/01/28[7]	671,000	672,610
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[7]	500,000	525,800
Ziggo Bond Company BV
5.13% due 02/28/30[7]	500,000	506,150
MDC Partners, Inc.
6.50% due 05/01/24[7]	237,000	216,263
Total Communications		5,939,857
Utilities - 0.4%
Terraform Global Operating LLC
6.13% due 03/01/26[7]	1,630,000	1,687,050

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.0% (continued)
Utilities - 0.4% (continued)
Petershill II Senior Secured Notes
5.00% due 12/02/39†††,1	1,000,000	$1,036,325
Total Utilities		2,723,375
Technology - 0.0%
NCR Corp.
6.38% due 12/15/23	200,000	203,874
Total Corporate Bonds
(Cost $116,098,740)		118,763,030
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.9%
Residential Mortgage Backed Securities - 9.2%
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 1.80% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[4]	2,202,573	1,770,170
2007-HE2, 1.88% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 04/25/37[4]	3,216,814	1,675,970
2007-HE2, 1.99% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[4]	2,058,761	1,096,985
2007-HE4, 1.88% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[4]	1,292,902	930,612
2007-HE2, 1.82% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	1,672,744	860,610
Lehman XS Trust Series
2006-18N, 1.81% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[4]	4,525,243	4,337,983
2006-16N, 1.84% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[4]	1,872,711	1,797,889

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.9% (continued)
Residential Mortgage Backed Securities - 9.2% (continued)
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 2.65% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[4]	2,000,000	$2,002,225
2007-HE1, 1.78% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/37[4]	2,829,559	1,907,821
2007-ASP1, 1.83% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/37[4]	1,540,868	953,012
LSTAR Securities Investment Limited
2019-5, 3.16% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[4,7]	4,663,749	4,665,452
GSAA Home Equity Trust
2006-16, 1.80% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 10/25/36[4]	4,819,941	2,106,579
2006-12, 1.93% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.15%) due 08/25/36[4]	3,338,023	2,023,551
Ameriquest Mortgage Securities Trust
2006-M3, 1.80% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[4]	4,445,799	3,088,515
2006-M3, 1.73% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[4]	2,237,485	1,041,277
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 1.85% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[4]	3,419,428	2,137,642
2007-HE4, 1.86% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[4]	3,651,973	1,672,739
RALI Series Trust
2006-QO6, 1.81% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[4]	6,537,544	2,515,282
2006-QO6, 1.86% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 06/25/46[4]	2,068,363	820,451
Long Beach Mortgage Loan Trust
2006-8, 1.72% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[4]	4,614,175	1,947,343
2006-1, 1.82% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 02/25/36[4]	1,367,818	1,215,014

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.9% (continued)
Residential Mortgage Backed Securities - 9.2% (continued)
LSTAR Securities Investment Trust
2019-1, 3.36% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[4,7]	3,026,739	$3,026,921
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 1.85% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[4]	3,170,113	1,564,382
2006-2, 1.78% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[4]	2,092,275	1,019,690
Home Equity Mortgage Loan Asset-Backed Trust Series INABS
2006-E, 1.84% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 04/25/37[4]	3,201,555	2,348,591

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Face
Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.9% (continued)
Residential Mortgage Backed Securities - 9.2% (continued)
American Home Mortgage Assets Trust
2006-6, 1.84% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[4]	2,438,587	$2,132,440
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 1.98% (1 Month USD LIBOR + 0.35%, Rate Floor: 0.35%) due 03/25/37[4]	2,332,381	2,044,892
JP Morgan Mortgage Acquisition Trust
2006-WMC3, 1.87% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 08/25/36[4]	2,656,232	1,993,166
Master Asset Backed Securities Trust
2006-WMC3, 1.79% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[4]	3,740,333	1,804,799
IXIS Real Estate Capital Trust
2007-HE1, 1.74% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37[4]	2,525,375	881,964
2007-HE1, 1.69% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[4]	2,540,198	878,146
Morgan Stanley Mortgage Loan Trust
2006-9AR, 1.78% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[4]	3,618,751	1,644,556
First NLC Trust
2007-1, 1.91% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[4,7]	1,515,237	974,548
GSAA Trust
2007-3, 1.80% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/47[4]	1,796,570	808,300
Luminent Mortgage Trust
2006-2, 1.83% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[4]	884,656	782,472
CitiMortgage Alternative Loan Trust Series
2007-A7, 2.03% (1 Month USD LIBOR + 0.40%, Rate Cap/Floor: 7.50%/0.40%) due 07/25/37[4]	951,257	771,284
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/37[17]	1,163,254	513,383
2006-6, 5.75% due 01/25/37[17]	474,694	225,752
Total Residential Mortgage Backed Securities		63,982,408
Military Housing - 2.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.50% (WAC) due 11/25/52[4,8]	3,689,812	3,795,200
2015-R1, 0.70% (WAC) due 11/25/55[4,7,12]	41,996,528	3,600,047
2015-R1, 0.65% (WAC) due 11/25/52[4,7,12]	34,589,793	2,398,131
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,7	3,500,000	4,478,235
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[7,17]	1,583,534	1,895,316
2007-AET2, 6.06% due 10/10/52[7,17]	473,860	625,123

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.9% (continued)
Military Housing - 2.4% (continued)
Total Military Housing		$ 16,792,052
Commercial Mortgage Backed Securities - 0.3%
GS Mortgage Securities Corporation Trust
2020-DUNE, 4.16% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36[4,7]	2,000,000	2,000,056
Total Collateralized Mortgage Obligations
(Cost $85,420,268)		82,774,516
FOREIGN GOVERNMENT DEBT†† - 3.9%
Government of Japan
0.10% due 06/01/20	JPY 439,400,000	4,084,350
0.10% due 09/01/20	JPY 407,000,000	3,786,131
0.10% due 06/20/20	JPY 166,000,000	1,543,295
0.10% due 04/15/20	JPY 142,900,000	1,327,806
0.10% due 03/20/20	JPY 58,000,000	538,803
2.40% due 03/20/20	JPY 24,000,000	223,192
1.30% due 03/20/20	JPY 10,000,000	92,949
2.20% due 06/22/20	JPY 6,650,000	62,222
State of Israel
1.00% due 04/30/21	ILS 20,810,000	6,060,699
5.50% due 01/31/22	ILS 5,410,000	1,717,853
0.50% due 01/31/21	ILS 4,520,000	1,307,793
Federative Republic of Brazil
due 07/01/21[13]	BRL 19,940,000	4,212,636
due 07/01/20[13]	BRL 9,860,000	2,177,842
Total Foreign Government Debt
(Cost $27,790,935)		27,135,571
SENIOR FIXED RATE INTERESTS†† - 0.1%
Communications - 0.1%
MHGE Parent LLC
11.00% due 04/20/22†††,1	900,000	853,328
Total Senior Fixed Rate Interests
(Cost $887,913)		853,328
MUNICIPAL BONDS†† - 0.1%
Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	473,620
Total Municipal Bonds
(Cost $400,000)		473,620
U.S. TREASURY BILLS†† - 0.0%
U.S. Treasury Bills
1.46% due 06/25/20[14,17]	200,000	199,219
1.56% due 04/14/20[14,17]	100,000	99,835
Total U.S. Treasury Bills
(Cost $298,869)		299,054
REPURCHASE AGREEMENTS††,15 - 0.4%
Citigroup Global Markets, Inc.
issued 10/16/19 at 1.35%	1,016,000	1,016,000
open maturity[16]
issued 01/28/20 at 1.35%	303,000	303,000
open maturity[16]
issued 10/25/19 at 1.25%	93,000	93,000
open maturity[16]
issued 12/27/19 at 1.35%	84,000	84,000
open maturity[16]
issued 01/27/20 at 1.30%	52,000	52,000
open maturity[16]
BofA Securities, Inc.
issued 02/19/20 at 1.40%	487,700	487,700
open maturity[16]
issued 02/19/20 at 1.35%	412,250	412,250
open maturity[16]
RBC Capital Markets LLC
issued 11/01/19 at 1.30%	52,375	52,375
open maturity[16]
BNP Paribas
issued 12/10/19 at 1.35%	4,919	4,919
open maturity[16]
Total Repurchase Agreements
(Cost $2,505,244)		2,505,244
COMMERCIAL PAPER†† - 2.5%
American Electric Power
1.76% due 03/05/20[7,14]	5,000,000	4,999,022
1.75% due 03/03/20[7,14]	2,500,000	2,499,757
Ryder System, Inc.
1.73% due 03/03/20[14]	5,000,000	4,999,519
Thomson Reuters Corp.
1.69% due 03/13/20[7,14]	3,500,000	3,497,959
CBS Corp.
1.77% due 03/30/20[7,14]	1,500,000	1,497,861
Total Commercial Paper
(Cost $17,494,118)		17,494,118

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Notional Value~	Value
OTC OPTIONS PURCHASED†† - 0.1%
Put options on:
Citibank N.A., New York 2Y-10 CMS CAP	441,000,000	$648,270
Expiring July 2022 with strike price of $0.40
Bank of America, N.A. 2Y-10 CMS CAP	165,000,000	150,150
Expiring July 2022 with strike price of $0.61
Bank of America, N.A. 2Y-10 CMS CAP	53,000,000	77,910
Expiring July 2022 with strike price of $0.40
Total OTC Options Purchased
(Cost $1,391,950)		876,330
Total Investments - 101.2%
(Cost $726,859,091)		$705,104,872

	Face
	Amount~
Corporate Bonds Sold Short†† - (0.3)%
Communications - (0.0)%
Univision Communications, Inc.
5.13% due 05/15/23[7]	(50,000)	(48,225)
5.13% due 02/15/25[7]	(150,000)	(141,528)
Total Communications		(189,753)
Industrial - (0.1)%
Flex Ltd.
4.75% due 06/15/25	(170,000)	(187,932)
Spirit AeroSystems, Inc.
4.60% due 06/15/28	(500,000)	(496,651)
Total Industrial		(684,583)
Consumer, Cyclical - (0.2)%
Harley-Davidson, Inc.
3.50% due 07/28/25	(100,000)	(106,359)
Dollar Tree, Inc.
4.00% due 05/15/25	(1,200,000)	(1,319,602)
Total Consumer, Cyclical		(1,425,961)
Total Corporate Bonds Sold Short
(Proceeds $2,078,216)		(2,300,297)

	Contracts
LISTED OPTIONS WRITTEN† - (0.0)%
Call options on:
S&P 500 Index	117	(19,597)
Expiring March 2020 with strike price of $3,340.00 (Notional Value $34,564,374)
Total Listed Options Written
(Premiums received $43,960)		(19,597)
Other Assets & Liabilities, net - (0.9)%		(6,205,115)
Total Net Assets - 100.0%		$696,579,863

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	234	Mar 2020	$34,678,800	$(1,484,390)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$98,500,000	$(1,758,931)	$(886,616)	$(872,315)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index/Reference Obligation	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs International	L Brands, Inc.	1.00%	Quarterly	12/20/24	$30,000	$1,868	$3,023	$(1,155)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Morgan Stanley Capital Services LLC	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	5,800,000	(88,815)	(1,049)	(87,766)
Goldman Sachs International	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	13,410,000	(205,346)	(16,699)	(188,647)
						$(292,293)	$(14,725)	$(277,568)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.54%	Quarterly	08/04/21	$2,390,000	$(15,552)	$224	$(15,776)

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	(2.20)% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$2,390,831	$(1,839)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at February 29, 2020	Unrealized Appreciation
Citibank N.A., New York	11,240,000	BRL	07/01/21	$2,716,436	$2,444,530	$271,906
Goldman Sachs International	5,420,000	BRL	07/01/20	1,407,426	1,206,862	200,564
Citibank N.A., New York	4,440,000	BRL	07/01/20	1,143,622	988,647	154,975
Goldman Sachs International	5,700,000	BRL	07/01/21	1,335,364	1,239,664	95,700
JPMorgan Chase Bank, N.A.	3,000,000	BRL	07/01/21	712,674	652,455	60,219
JPMorgan Chase Bank, N.A.	407,203,500	JPY	09/01/20	3,870,645	3,814,761	55,884
Citibank N.A., New York	379,189,500	JPY	06/01/20	3,587,277	3,538,612	48,665
Bank of America, N.A.	749,320	EUR	06/15/20	861,700	832,191	29,509
Deutsche Bank AG	2,876,875,324	KRW	08/04/21	2,453,416	2,425,226	28,190
Goldman Sachs International	660,240	EUR	06/15/20	759,659	733,259	26,400
Bank of America, N.A.	166,083,000	JPY	06/22/20	1,570,822	1,551,264	19,558
Bank of America, N.A.	142,971,450	JPY	04/15/20	1,348,546	1,331,250	17,296
Bank of America, N.A.	4,363,200	ILS	04/30/21	1,293,951	1,283,656	10,295
Goldman Sachs International	260,000	EUR	04/30/20	298,168	288,068	10,100
JPMorgan Chase Bank, N.A.	58,029,000	JPY	03/23/20	548,033	539,619	8,414
JPMorgan Chase Bank, N.A.	60,430,200	JPY	06/01/20	571,147	563,937	7,210
Bank of America, N.A.	400,000	GBP	03/17/20	519,040	513,133	5,907
Goldman Sachs International	34,353,000	JPY	03/23/20	324,553	319,453	5,100
Goldman Sachs International	6,723,951	JPY	06/22/20	63,635	62,804	831
Goldman Sachs International	5,707,550	ILS	01/31/22	1,691,892	1,691,741	151
Bank of America, N.A.	43,318	ILS	04/30/20	12,646	12,538	108
Deutsche Bank AG	7,429,879	KRW	05/07/21	6,315	6,250	65
Deutsche Bank AG	7,680,324	KRW	02/04/21	6,512	6,447	65
Deutsche Bank AG	7,680,324	KRW	11/04/20	6,492	6,432	60
Deutsche Bank AG	7,680,324	KRW	08/05/20	6,472	6,417	55
Deutsche Bank AG	7,513,360	KRW	05/11/20	6,310	6,265	45
JPMorgan Chase Bank, N.A.	203,500	JPY	03/02/20	1,912	1,890	22

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Forward Foreign Currency Exchange Contracts†† (continued)
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at February 29, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	165,352	ILS	04/30/20	$47,654	$47,860	$(206)
Goldman Sachs International	4,841,027	ILS	02/01/21	1,410,168	1,420,281	(10,113)
Morgan Stanley Capital Services LLC	1,006,000	EUR	03/17/20	1,096,441	1,111,620	(15,179)
Goldman Sachs International	16,654,900	ILS	04/30/21	4,882,149	4,899,880	(17,731)
Citibank N.A., New York	9,000,000	EUR	03/31/20	9,789,939	9,953,858	(163,919)
						$850,146

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at February 29, 2020	Unrealized Depreciation
Citibank N.A., New York	260,000	EUR	04/30/20	$290,381	$288,068	$(2,313)
Barclays Bank plc	1,409,560	EUR	06/15/20	1,578,235	1,565,449	(12,786)
						$(15,099)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Security was fair valued by the Valuation Committee at February 29, 2020. The total market value of fair valued securities amounts to $27,380,503, (cost $27,753,609) or 3.9% of total net assets.
2	Affiliated issuer.
3	Perpetual maturity.
4
Variable rate security.  Rate indicated is the rate effective at February 29, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

5	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
6	Rate indicated is the 7-day yield as of February 29, 2020.
7
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $196,487,830 (cost $196,968,048), or 28.2% of total net assets.

8
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $17,447,608 (cost $24,624,553), or 2.5% of total net assets — See Note 7.

9	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
10	Security is a step up bond, with a 5.50% coupon rate until September 14, 2020. Future rate is 8.50% with a reset date of September 15, 2020.
11	Security is in default of interest and/or principal obligations.
12	Security is an interest-only strip.
13	Zero coupon rate security.
14	Rate indicated is the effective yield at the time of purchase.
15
Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

16
The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at February 29, 2020.

17
All or a portion of these securities have been physically segregated in connection with futures contracts, options and unfunded loan commitments.  As of February 29, 2020, the total value of segregated securities was $12,589,391.

BofA — Bank of America
BRL — Brazilian Real
CDX.NA.IG.31 — Credit Default Swap North American Investment Grade Series 31 Index
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
EURIBOR — European Interbank Offered Rate
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
WAC — Weighted Average Coupon

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at February 29, 2020 (See Note 4 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$81,888	$1,259,110	$683,304	$2,024,302
Preferred Stocks	—	2,931,016	—	2,931,016
Warrants	—	—	16,307	16,307
Closed-End Funds	29,649,535	—	—	29,649,535
Money Market Fund	11,684,333	—	—	11,684,333
Senior Floating Rate Interests	—	209,446,826	63,070,310	272,517,136
Asset-Backed Securities	—	115,876,009	19,231,423	135,107,432
Corporate Bonds	—	96,936,905	21,826,125	118,763,030
Collateralized Mortgage Obligations	—	78,296,281	4,478,235	82,774,516
Foreign Government Debt	—	27,135,571	—	27,135,571
Senior Fixed Rate Interests	—	—	853,328	853,328
Municipal Bonds	—	473,620	—	473,620
U.S. Treasury Bills	—	299,054	—	299,054
Repurchase Agreements	—	2,505,244	—	2,505,244
Commercial Paper	—	17,494,118	—	17,494,118
Options Purchased	—	876,330	—	876,330
Forward Foreign Currency Exchange Contracts*	—	1,057,294	—	1,057,294
Total Assets	$41,415,756	$554,587,378	$110,159,032	$706,162,166

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds Sold Short	$—	$2,300,297	$—	$2,300,297
Options Written	19,597	—	—	19,597
Equity Futures Contracts*	1,484,390	—	—	1,484,390
Credit Default Swap Agreements*	—	1,149,883	—	1,149,883
Interest Rate Swap Agreements*	—	15,776	—	15,776
Forward Foreign Currency Exchange Contracts*	—	222,247	—	222,247
Total Return Swap Agreements*	—	1,839	—	1,839
Unfunded Loan Commitments (Note 6)	—	—	440,525	440,525
Total Liabilities	$1,503,987	$3,690,042	$440,525	$5,634,554

* This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at February 29, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$9,935,968	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	8,272,361	Yield Analysis	Yield	3.2%-13.0%	5.2%
Asset-Backed Securities	1,023,094	Option Adjusted Spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	4,478,235	Option Adjusted Spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	683,304	Enterprise Value	Valuation Multiple	1.7x-15.8x	9.4x
Corporate Bonds	20,789,800	Option Adjusted Spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	1,036,325	Yield Analysis	Yield	4.7%	—
Senior Fixed Rate Interests	853,328	Model Price	Market Comparable Yields	8.5%	—
Senior Floating Rate Interests	45,578,932	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	11,834,878	Yield Analysis	Yield	4.4%-9.9%	7.0%
Senior Floating Rate Interests	2,330,035	Model Price	Market Comparable Yields	5.3%-10.3%	7.4%
Senior Floating Rate Interests	1,450,253	Enterprise Value	Valuation Multiple	8.9x-9.6x	9.4x
Senior Floating Rate Interests	972,500	Option Adjusted Spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	903,712	Model Price	Purchase Price	—	—
Warrants	16,307	Model Price	Purchase Price	—	—
Total Assets	$110,159,032
Liabilities:
Unfunded Loan Commitments	$440,525	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in quote, yield, market comparable yields, liquidation value, purchase price or valuation multiples would generally result in significant changes in the fair value of the security.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 29, 2020, the Fund had securities with a total value of $34,771,110 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total market value of $685,811 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 29, 2020:

	Assets									Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$9,756,075	$3,932,893	$4,421,050	$20,824,542	$131	$717,392	$559,157	$835,218	$41,046,458	$(633,706)
Purchases/(Receipts)	9,997,830	-	17,213,320	16,630,092	-	-	32,240	-	43,873,482	(306,564)
(Sales, maturities and paydowns)/Fundings	(419,498)	-	(569,805)	(9,218,505)	-	(31,698)	-	-	(10,239,506)	293,520
Amortization of premiums/discounts	254,459	(5,634)	50,832	75,268	-	(7,651)	-	4,192	371,466	-
Total realized gains (losses) included in earnings	-	-	-	(791,391)	-	31,699	-	-	(759,692)	178,442
Total change in unrealized appreciation (depreciation) included in earnings	(357,443)	550,976	710,728	779,194	16,176	(26,438)	94,414	13,918	1,781,525	27,783
Transfers into Level 3	-	-	-	34,771,110	-	-	-	-	34,771,110	-
Transfers out of Level 3	-	-	-	-	-	-	(685,811)	-	(685,811)	-
Ending Balance	$19,231,423	$4,478,235	$21,826,125	$63,070,310	$16,307	$683,304	$-	$853,328	$110,159,032	$(440,525)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 29, 2020	$(357,443)	$550,976	$710,728	$49,961	$16,176	$(26,438)	$-	$13,918	$957,878	$156,014

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At February 29, 2020, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Citigroup Global Markets, Inc.			Dollar Tree, Inc.
1.25% - 1.35%			4.00%
Open Maturity*	$ 1,548,000	$ 1,548,000	05/15/25	$ 910,000	$ 1,000,727

			Spirit AeroSystems, Inc.
			4.60%
			06/15/28	300,000	297,990

			Flex Ltd.
			4.75%
			06/15/25	85,000	93,968

			Univision Communications, Inc.
			5.13%
			02/15/25	85,000	80,198

			Harley-Davidson, Inc.
			3.50%
			07/28/25	50,000	53,180

			Univision Communications, Inc.
			5.13%
			05/15/23	35,000	33,757
				1,465,000	1,559,820

BofA Securities, Inc.			Spirit AeroSystems, Inc.
1.35% - 1.40%			4.60%
Open Maturity*	899,950	899,950	06/15/28	410,000	407,253

			Dollar Tree, Inc.
			4.00%
			05/15/25	290,000	318,913

			Flex Ltd.
			4.75%
			06/15/25	85,000	93,968

			Univision Communications, Inc.
			5.13%
			02/15/25	60,000	56,610

			Univision Communications, Inc.
			5.13%
			05/15/23	15,000	14,467
				860,000	891,211

RBC Capital Markets LLC			Harley-Davidson, Inc.
1.30%			3.50%
Open Maturity*	52,375	52,375	07/28/25	50,000	53,180

BNP Paribas			Univision Communications, Inc.
1.35%			5.13%
Open Maturity*	4,919	4,919	02/15/25	5,000	4,718

*  The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at February 29, 2020.

Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Security Name	Value 05/31/19		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/29/20	Shares/Face Amount 02/29/20
Common Stocks
BP Holdco LLC*,1	$19,447		$–	$–	$–	$–	$19,447	55,076
Targus Group International Equity, Inc.*,1	28,515		–	(7,651)	–	2,882	23,746	12,989
Senior Floating Rate Interests
Targus Group International, Inc. due 05/24/16	–	**	–	–	(145,383)	145,383	–	–
	$47,962		$–	$(7,651)	$(145,383)	$148,265	$43,193

*	Non-income producing security.
**	Market value is less than $1.
1
Security was fair valued by the Valuation Committee at February 29, 2020.  The total market value of fair valued and affiliated securities amounts to $43,193, (cost $25,276) or less than 0.1% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Note 1 – Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Note 2 – Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day’s spread.

The values of other swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the last quoted value of the index or the underlying position that the swap pertains to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 3 – Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Schedule of Investments.

Short Sales
A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) or a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 4 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 29, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 724,741,781	$ 12,715,293	$ (36,488,937)	$ (23,773,644)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

Note 6 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 29, 2020. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of February 29, 2020, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Alexander Mann	12/16/24	GBP	1,250,000	$169,340
AmeriLife Holdings LLC	02/06/27		100,000	248
Anchor Packaging LLC	07/18/26		296,154	1,352
Apro LLC	11/14/26		380,000	3,617
Aspect Software, Inc.	07/15/23		211,650	2,416
BCPE Empire Holdings, Inc.	06/11/26		63,734	637
Cypress Intermediate Holdings III, Inc.	04/27/22		1,250,000	66,282
DCG Acquisition Corp.	09/30/26		243,333	5,763
Examworks Group, Inc.	01/27/23		1,500,000	58,351
EyeCare Partners LLC	02/18/27		331,081	205
Fortis Solutions Group LLC	12/15/23		163,320	12,706
Galls LLC	01/31/25		349,651	2,768
Galls LLC	01/31/24		6,316	538
Lytx, Inc.	08/31/22		52,632	3,297
OEConnection LLC	09/25/26		147,186	691
Packaging Coordinators Midco, Inc.	07/01/21		1,223,077	40,942
SHO Holding I Corp.	10/27/21		166,000	12,865
Situs AMC Holdings Corp.	06/30/25		48,000	720
Solera LLC	03/03/21		2,033,000	57,787
Trader Interactive	06/15/23		115,385	–
				$440,525

* The face amount is denominated in U.S. dollars unless otherwise indicated.
GBP – British Pound

Note 7 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, due 03/15/19[3]	10/14/09	$5,384,675	$100,160
Atlas Mara Ltd.
8.00% due 12/31/20	10/01/15	2,121,850	1,947,000
Basic Energy Services, Inc.
10.75% due 10/15/23	09/25/18	496,304	320,000
Beverages & More, Inc.
11.50% due 06/15/22	06/16/17	629,965	417,625
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46	08/09/19	326,401	356,174
CNB Financial Corp.
5.75% due 10/15/26[2]	09/14/16	2,000,000	2,058,476
Exide International Holdings, LP
10.75% due 10/31/21	05/31/19	690,333	710,989
Exide Technologies
11.00% due 10/31/24[4]	07/02/19	2,073,468	1,728,453
FDF I Ltd.
2015-1A, 7.50% due 11/12/30	04/22/16	988,967	989,482
FDF II Ltd.
2016-2A, 7.70% due 05/12/31	04/15/16	2,983,413	2,975,365

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

FLNG Liquefaction 2 LLC
4.13% due 03/31/38	07/23/19	111,205	125,590
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.50% (WAC) due 11/25/52[1]	09/10/19	3,689,812	3,795,200
Mirabela Nickel Ltd.
due 06/24/19[3]	12/31/13	1,259,370	69,409
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,418,745	1,440,871
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	450,045	412,814
		$24,624,553	$17,447,608

1
Variable rate security.  Rate indicated is the rate effective at February 29, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

2	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
3	Security is in default of interest and/or principal obligations.
4	All or a portion of this security has been physically segregated in connection with unfunded loan commitments.

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.